Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Accounting Policies [Abstract]
Income tax, net of refunds	$ 415	$ 9
Interest	$ 2,390	$ 0